Subsequent Events (Details) - USD ($)						3 Months Ended	9 Months Ended		12 Months Ended
	Nov. 12, 2024	Aug. 30, 2024	Mar. 13, 2024	Feb. 01, 2024	Dec. 14, 2023	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Jun. 30, 2024	Apr. 01, 2024	Jan. 29, 2024	Jun. 30, 2023
Subsequent Events [Line Items]
Stockholders elected to redeem common stock					1,625,876
Funds due and payable (in Dollars)					$ 17,834,235				$ 17,834,235
Aggregate gross proceeds (in Dollars)			$ 3,850,000				$ (419,499)
Price per unit (in Dollars per share)						$ 0.0001	$ 0.0001		$ 0.0001
Common Stock [Member]
Subsequent Events [Line Items]
Meteora shares						466,000
Price per unit (in Dollars per share)						$ 0.0001	$ 0.0001
Number of shares						117,340,914	117,340,914	69,800,000		87,100,341			69,800,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Conversion price per share (in Dollars per share)												$ 1
Underwriters' fees (in Dollars)				$ 2,200,000
Principal amount (in Dollars)											$ 183,333
Aggregate gross proceeds (in Dollars)			$ 3,850,000
Price per unit (in Dollars per share)									$ 0.0001
Number of shares									1
Subsequent Event [Member] | Promissory Note [Member]
Subsequent Events [Line Items]
Principal balance (in Dollars)	$ 694,061
Unpaid interest expense (in Dollars)	24,061
Excuted amount of promissory note (in Dollars)	$ 40,000
Monthly payments	$25,000
Maturity date	May 31, 2025
Subsequent Event [Member] | Series A Warrant [Member]
Subsequent Events [Line Items]
Number of shares									2
Subsequent Event [Member] | Series B Warrant [Member]
Subsequent Events [Line Items]
Number of shares									1
Subsequent Event [Member] | Solidion Common Stock [Member]
Subsequent Events [Line Items]
Number of shares									1
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Number of shares									1
Subsequent Event [Member] | Common Stock [Member] | Series A Warrant [Member]
Subsequent Events [Line Items]
Number of shares									1
Subsequent Event [Member] | Benesch [Member] | Promissory Note [Member]
Subsequent Events [Line Items]
Interest rate per annum	10.00%
Private Placement [Member]
Subsequent Events [Line Items]
Aggregate gross proceeds (in Dollars)		$ 157,435
Price per unit (in Dollars per share)						$ 0.0001	$ 0.0001
Private Placement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Meteora shares									5,133,332
Purchase price per unit (in Dollars per share)									$ 0.75